Deposit on TruFood Provisions Co. Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
3. Deposit on TruFood Provisions Co. Acquisition

On March 8, 2018, the Company entered into a share exchange agreement with TruFood Provisions Co (“TruFood”). Pursuant to an amendment to the share exchange agreement dated March 8, 2018, the Company will exchange 1 billion shares of the Company, and cash, for 100% of the equity of TruFood. It is expected that all other debt related to the operation of TruFood will be retired at or prior to the closing date. As of June 30, 2018, the Company had deposited $124,000 related to this acquisition.

On March 8, 2018, the Company entered into a share exchange agreement with TruFood Provisions Co (TruFood). Per the agreement, the Company will exchange 65% of the issued and outstanding stocks of US Highland and $75,000 for 100% of the equity of TruFood. It is expected that all other debt related to the operation of TruFood will be retired at or prior to the closing date. As of December 31, 2017, the Company had deposited $30,000 related to this acquisition and recorded the remaining balance of $45,000 in accounts payable.